Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2016
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Oct. 31, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Aug. 29, 2016
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
AllianzGI NFJ Dividend Value Fund | Administrative
Prospectus:
Trading Symbol	ANDAX
AllianzGI NFJ Dividend Value Fund | A
Prospectus:
Trading Symbol	PNEAX
AllianzGI NFJ Dividend Value Fund | C
Prospectus:
Trading Symbol	PNECX
AllianzGI NFJ Dividend Value Fund | Institutional
Prospectus:
Trading Symbol	NFJEX
AllianzGI NFJ Dividend Value Fund | R
Prospectus:
Trading Symbol	PNERX
AllianzGI NFJ Dividend Value Fund | P
Prospectus:
Trading Symbol	ADJPX
AllianzGI NFJ Dividend Value Fund | R6
Prospectus:
Trading Symbol	ANDVX
AllianzGI NFJ International Value Fund | A
Prospectus:
Trading Symbol	AFJAX
AllianzGI NFJ International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
AllianzGI NFJ International Value Fund | Institutional
Prospectus:
Trading Symbol	ANJIX
AllianzGI NFJ International Value Fund | P
Prospectus:
Trading Symbol	AFVPX
AllianzGI NFJ International Value Fund | Administrative
Prospectus:
Trading Symbol	AIVAX
AllianzGI NFJ International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
AllianzGI NFJ International Value Fund | R6
Prospectus:
Trading Symbol	ANAVX
AllianzGI NFJ Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
AllianzGI NFJ Large-Cap Value Fund | A
Prospectus:
Trading Symbol	PNBAX
AllianzGI NFJ Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
AllianzGI NFJ Large-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	ANVIX
AllianzGI NFJ Large-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	ALNFX
AllianzGI NFJ Large-Cap Value Fund | P
Prospectus:
Trading Symbol	ALCPX
AllianzGI NFJ Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI Technology Fund | A
Prospectus:
Trading Symbol	RAGTX
AllianzGI Technology Fund | Administrative
Prospectus:
Trading Symbol	DGTAX
AllianzGI Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
AllianzGI Technology Fund | Institutional
Prospectus:
Trading Symbol	DRGTX
AllianzGI Technology Fund | P
Prospectus:
Trading Symbol	ARTPX